Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (941,228)	$ (381,933)	$ (846,100)	$ (2,218,630)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	51,500	45,227	62,622	30,169
Amortization	54,936	55,472	117,989	73,962
Fair Value Change of Derivative Liability	(446,785)	(618,750)	(578,215)	674,650
Issuance of Stock and Warrants for Services or Claims	737,046	344,405	284,600	25,000
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(544,531)	(555,579)	(959,104)	(609,275)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets	10,512	593	(13,421)	(593)
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets	10,512	593	(13,421)	(593)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	5,274	(16,584)	(6,947)	16,249
Increase (Decrease) in Operating Capital	5,274	(16,584)	(6,947)	16,249
Net Cash Provided by (Used in) Operating Activities	(528,745)	(571,570)	(979,472)	(593,619)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment		(16,010)	(29,119)	(114,091)
Net Cash Provided by (Used in) Investing Activities		(16,010)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Notes Payable		(225,000)
Proceeds from Issuance of Common Stock	585,000	378,785	554,196	1,004,899
Net Cash Provided by (Used in) Financing Activities	585,000	153,785	554,196	1,209,099
Cash and Cash Equivalents, Period Increase (Decrease)	56,255	(433,795)	(454,395)	441,685
Cash and Cash Equivalents, at Carrying Value	4,968	459,363	459,363	17,678
Cash and Cash Equivalents, at Carrying Value	$ 61,223	$ 25,568	$ 4,968	$ 459,363